POST-EMPLOYMENT BENEFIT (Tables)	12 Months Ended
Dec. 31, 2022
POST-EMPLOYMENT BENEFIT
Summary of Post-employment Benefits
	December 31, 2022	December 31, 2021
Defined contribution
Future II	332	190

Defined benefit
Future	127,351	198,761
Health insurance	448,157	470,524
	575,840	669,475

Summary of Defined Benefit Obligation and Fair Value of Plan Assets

Details of the present value of the defined benefit obligation and the fair value of plan assets are as follows:

	December 31, 2022	December 31, 2021	December 31, 2020
Actuarial obligation at beginning of the year	1,161,693	1,249,156	1,249,630
Current service cost	219	487	540
Interest on actuarial obligation	98,343	88,299	89,253
Actuarial (gain) loss arising from financial assumptions	(88,709)	(183,159)	(58,250)
Actuarial loss (gain) arising from experience adjustment	14,319	77,111	30,267
Cost of past services	319	—	—
Early settlement in the plan	(3,081)	—	—
Actuarial loss arising from demographic assumptions	—	—	14
Benefit payments	(85,121)	(70,201)	(62,298)
Actuarial obligation at the end of the year	1,097,982	1,161,693	1,249,156

Fair value of plan assets at the beginning of the year	(492,408)	(520,608)	(544,988)
Interest income	(42,224)	(35,809)	(38,452)
Return on investments in the year (excluding interest income)	11,405	24,143	34,370
Early settlement in the plan	3,698	—	—
Employer contributions	(87,945)	(30,336)	(33,836)
Benefit payments	85,000	70,202	62,298
Fair value of plan assets at the end of the year	(522,474)	(492,408)	(520,608)

Net defined benefit liability	575,508	669,285	728,548

Summary of Expense Recognized in Profit or Loss

The total expense recognized in the finance results is as follows:

	December 31, 2022	December 31, 2021	December 31, 2020
Current service cost	(219)	(487)	(540)
Interest on actuarial obligation	(56,119)	(52,490)	(45,567)
	(56,338)	(52,977)	(46,107)

Summary of Amount Recognised as Accumulated Other Comprehensive Income

Total amount recognized as accumulated comprehensive income:

	December 31, 2022	December 31, 2021	December 31, 2020
Accumulated at the beginning of the year	141,803	59,904	66,305
Actuarial gain (loss) arising from financial assumptions	88,709	183,156	58,250
Actuarial (loss) gain arising from experience adjustment	(14,319)	(77,112)	(30,267)
Actuarial loss arising from demographic assumptions	—	—	(14)
Return on investments in the
year (excluding interest income)	(11,405)	(24,145)	(34,370)
Accumulated at the end of the year	204,788	141,803	59,904

Summary of Plan Assets	The plan’s assets consist of the following:
	December 31, 2022		December 31, 2021
	Value	%	Value	%
Fixed income	496,950	95.28%	484,847	99.99%
Others	24,618	4.72%	48	0.01%
	521,568	100.00%	484,895	100.00%

Summary of Assumptions to Determine Defined Benefit Obligations

The following are the primary assumptions used to determine the Company's and its subsidiaries' benefit obligations:

	Future		Health insurance
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Discount rate	10.03%	8.64%	10.45%	9.09%
Inflation rate	3.50%	3.25%	4.25%	3.50%
Future salary increases	N/A	N/A	N/A	6.60%
Morbidity (aging factor)	N/A	N/A	3.00%	3.00%
Future pension increases	3.50%	3.25%	3.00%	3.00%
Overall mortality (segregated by sex)	N/A	N/A	AT-2000	AT-2000
Disability mortality	N/A	N/A	IAPB-1957	IAPB-1957
Entry into disability (modified)	N/A	N/A	Modified UP-84	Modified UP-84
Turnover	N/A	N/A	0.60/(service time +1)	0.60/(service time +1)

Summary of Changes in Discount Rate

Changes in the discount rate to the date of the statement of financial position is one of the relevant actuarial assumptions, while other assumptions are maintained, as it impacts the defined benefit obligation as shown below:

	Discount rate
	Increase	Reduction
	0.50%	(0.50)%
Futura	(624,936)	674,988
Medical plan	(21,878)	24,079